Employee Future Benefits - Summary of Disaggregation of Defined Benefit Obligation (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	$ 4,560	$ 4,901
Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	584	638
U.S. plans [Member] | Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	2,908	3,079
U.S. plans [Member] | Pension defined benefit plans [member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	537	551
U.S. plans [Member] | Pension defined benefit plans [member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	2,371	2,528
U.S. plans [Member] | Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	433	472
U.S. plans [Member] | Retiree welfare plans [Member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	17	27
U.S. plans [Member] | Retiree welfare plans [Member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	416	445
Canadian plans [Member] | Pension defined benefit plans [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	1,652	1,822
Canadian plans [Member] | Pension defined benefit plans [member] | Active [member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	184	211
Canadian plans [Member] | Pension defined benefit plans [member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	1,468	1,611
Canadian plans [Member] | Retiree welfare plans [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	151	166
Canadian plans [Member] | Retiree welfare plans [Member] | Inactive and retired members [Member]
Disclosure of defined benefit plans [Line Items]
Disaggregation of defined benefit obligation	$ 151	$ 166